UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Multi-Manager Alternatives Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number of Shares						Value
COMMON STOCKS: 12.1%
Basic Materials: 0.0%
	12		Cabot Corp.				$ 277
	250		Royal Gold, Inc.				11,400
							11,677

Communications: 2.3%
	2,166		Comcast Corp. (Class A)				36,584
	3,588		Corning, Inc.				54,932
	1,916		DISH Network Corp. (Class A) *				36,902
	258		Motorola, Inc.				2,216
	367		NII Holdings, Inc. *				11,003
	8,652		Sprint Nextel Corp. *				34,175
	10		US Cellular Corp.*				391
							176,203

Consumer, Cyclical: 0.9%
	1,518		Southwest Airlines Co.				14,573
	543		Tech Data Corp. *				22,594
	763		Thor Industries, Inc.				23,615
	732		Williams-Sonoma, Inc.				14,808
							75,590

Consumer, Non-cyclical: 2.5%
	2,478		AmerisourceBergen Corp.				55,458
	383		Biogen Idec, Inc.*				19,349
	27		Cardinal Health, Inc.				724
	26		Cephalon, Inc. *				1,514
	499		H&R Block, Inc.				9,172
	722		Hill-Rom Holdings, Inc.				15,725
	173		McKesson Corp.				10,302
	233		OSI Pharmaceuticals, Inc.*				8,225
	61		Sysco Corp.				1,516
	3,516		Tenet Healthcare Corp. *				20,674
	4,255		Tyson Foods, Inc.				53,741
	108		Visa, Inc.				7,464
							203,864

Energy: 1.3%
	40		Chevron Corp.				2,817
	416		Concho Resources, Inc. *				15,108
	606		Hess Corp.				32,396
	961		Murphy Oil Corp.				55,325
							105,646

Financial: 3.0%
	50		Alexandria Real Estate Equities, Inc.				2,718
	15		American Express Co.				509
	1,398		Bank of Hawaii Corp.				58,073
	64		BlackRock, Inc.				13,876
	74		BOK Financial Corp.				3,428
	607		Charles Schwab Co.				11,624
	31		Cullen/Frost Bankers, Inc.				1,601
	1,821		Discover Financial Services				29,555
	1,800		Henderson Land Development Co. Ltd. (HKD) #				11,789
	399		Investment Technology Group, Inc. *				11,140
	152		Northern Trust Corp.				8,840
	5,450		Sino Land Co. Ltd. (HKD) #				9,710
	450		Sun Hung Kai Properties Ltd. (HKD) #				6,610
	1,094		T Rowe Price Group, Inc.				49,996
	487		Torchmark Corp.				21,150
							240,619

Industrial: 1.1%
	500		AGCO Corp. *				13,815
	535		Fluor Corp.				27,205
	2,142		KBR, Inc.				49,887
							90,907

Technology: 0.4%
	4		Broadcom Corp. (Class A) *				123
	358		NCR Corp. *				4,948
	1,127		Texas Instruments, Inc.				26,699
							31,770

Utilities: 0.6%
	643		Energen Corp.				27,713
	684		NRG Energy, Inc. *				19,282
							46,995
Total Common Stocks
(Cost: $746,207)(a)							983,271

CLOSED-END FUNDS: 3.7%
	4		Advent Claymore Global Convertible Securities & Income Fund				31
	18,092		ING Prime Rate Trust				89,736
	860		MFS Intermediate Income Trust				5,900
	4,065		MFS Multimarket Income Trust				25,731
	15,900		Nuveen Senior Income Fund				91,743
	22,622		Van Kampen Senior Income Trust				89,357
Total Closed-End Funds
(Cost: $202,745)(a)							302,498

	Principal Amount
CORPORATE BOND: 0.3%
(Cost: $19,410)(a)
	30,000		Forest City Enterprises, Inc., 7.625%, 6/1/2015				24,450

	Number of Shares
EXCHANGE TRADED FUNDS: 16.9%
	36,950		ETFS Natural Gas *				22,451
	1,165		First Trust ISE-Revere Natural Gas Index Fund				19,409
	1,185		iShares Barclays 20+ Year Treasury Bond Fund				116,912
	610		iShares Barclays Aggregate Bond Fund				64,001
	840		iShares Barclays MBS Bond Fund				89,704
	355		iShares COMEX Gold Trust *				35,120
	170		iShares Dow Jones STOXX 600 Automobiles & Parts (EUR) *				5,699
	805		iShares Dow Jones US Broker-Dealers Index Fund				23,715
	505		iShares Dow Jones US Technology Sector Index Fund				26,235
	2,039		iShares FTSE/Xinhua China 25 Index Fund				83,477
	660		iShares iBoxx $ Invest Grade Corporate Bond Fund				70,409
	655		iShares MSCI All Country Asia ex Japan Index Fund				34,728
	500		iShares MSCI Brazil Index Fund				33,820
	2,423		iShares MSCI Emerging Markets Index Fund				94,279
	1,245		iShares S&P Global Consumer Discretionary Sector Index Fund				52,103
	1,120		iShares S&P Global Consumer Staple Sector Index Fund				59,987
	720		iShares S&P Global Materials Sector Index Fund				40,140
	170		Lyxor ETF DJ Stoxx 600 Automobiles & Parts (EUR)				5,717
	1,035		Market Vectors Agribusiness ETF (b)				39,992
	1,525		Market Vectors Global Alternative Energy ETF (b)				38,979
	45		Nomura Next Funds Topix-17 Automobiles & Transportation Equipment ETF (JPY)				5,845
	2,275		PowerShares Dynamic Oil & Gas Services Portfolio				38,493
	2,110		PowerShares Global Nuclear Energy Portfolio				40,955
	2,425		PowerShares Listed Private Equity Portfolio				22,747
	2,165		Powershares QQQ				91,471
	2,240		PowerShares Water Resources Portfolio				37,430
	500		ProShares UltraShort 20+Year Treasury *				22,005
	1,925		Rydex S&P Equal Weight ETF				71,803
	355		SPDR Gold Trust *				35,092
	960		Vanguard Information Technology ETF				47,904
Total Exchange Traded Funds
(Cost: $1,244,623)(a)							1,370,622

EXCHANGE TRADED PARTNERSHIPS: 0.5%
	1,000		K-Sea Transportation Partners LP				20,160
	2,000		US Natural Gas Fund LP *				23,480
Total Exchange Traded Partnerships
(Cost: $43,560)(a)							43,640

OPEN-END FUNDS: 40.9%
	56,862		Caldwell & Orkin Market Opportunity Fund				1,186,148
	34,041		Loomis Sayles Bond Fund				442,189
	82,313		TFS Market Neutral Fund				1,263,508
	33,494		The Arbitrage Fund				436,092
Total Open-End Funds
(Cost: $3,263,805)(a)							3,327,937

MONEY MARKET FUND: 29.5%
(Cost: $2,397,083)
	2,397,083		AIM Treasury Portfolio - Institutional Class				2,397,083

Total Investments: 103.9%
(Cost: $7,917,433)							8,449,501
Liabilities in excess of other assets: (3.9)%							(320,946)
NET ASSETS: 100.0%							$8,128,555

SECURITIES SOLD SHORT: (12.9)%
COMMON STOCKS: (11.6)%
Basic Materials: (0.1)%
	(2)		Freeport-McMoRan Copper & Gold, Inc.				$ (137)
	(281)		Weyerhaeuser Co.				(10,299)
							(10,436)

Communications: (1.5)%
	(1,300)		Ciena Corp. *				(21,164)
	(1,997)		Liberty Media Corp. *				(62,127)
	(389)		Liberty Media Holdings Corp. - Capital *				(8,138)
	(777)		SBA Communications Corp. *				(21,002)
	(225)		Symantec Corp. *				(3,706)
	(85)		Time Warner Cable, Inc.				(3,663)
							(119,800)

Consumer, Cyclical: (0.6)%
	(241)		AutoZone, Inc. *				(35,239)
	(20)		Goodyear Tire & Rubber Co. *				(341)
	(324)		O'Reilly Automotive, Inc. *				(11,709)
							(47,289)

Consumer, Non-cyclical: (3.0)%
	(741)		Clorox Co.				(43,586)
	(556)		DaVita, Inc.*				(31,492)
	(590)		Dendreon Corp. *				(16,514)
	(2)		Dr. Pepper Snapple Group, Inc. *				(58)
	(96)		General Mills, Inc.				(6,180)
	(2,950)		Hologic, Inc. *				(48,203)
	(121)		Inverness Medical Innovations, Inc. *				(4,686)
	(148)		Iron Mountain, Inc. *				(3,946)
	(57)		Jarden Corp.				(1,600)
	(175)		JM Smucker Co.				(9,277)
	(68)		Kinetic Concepts, Inc. *				(2,515)
	(2,397)		King Pharmaceuticals, Inc. *				(25,816)
	(1,060)		Vertex Pharmaceuticals, Inc. *				(40,174)
	(396)		Weight Watchers International, Inc.				(10,866)
							(244,913)

Diversified: (0.2)%
	(790)		Leucadia National Corp. *				(19,529)

Energy: (1.3)%
	(936)		Chesapeake Energy Corp.				(26,582)
	(2,917)		El Paso Corp.				(30,103)
	(366)		Exterran Holdings, Inc. *				(8,689)
	(253)		Newfield Exploration Co. *				(10,768)
	(340)		Plains Exploration & Production Co. *				(9,404)
	(752)		Quicksilver Resources, Inc.				(10,671)
	(421)		SandRidge Energy, Inc. *				(5,456)
							(101,673)

Financial: (2.4)%
	(534)		Capital One Financial Corp.				(19,080)
	(371)		CB Richard Ellis Group, Inc. (Class A) *				(4,355)
	(270)		Comerica, Inc.				(8,011)
	(194)		First Horizon National Corp.				(2,567)
	(755)		Genworth Financial, Inc.				(9,022)
	(114)		Goldman Sachs Group, Inc.				(21,016)
	(520)		Hartford Financial Services Group, Inc.				(13,780)
	(1,774)		Huntington Bancshares, Inc.				(8,355)
	(18)		JPMorgan Chase & Co.				(789)
	(813)		Legg Mason, Inc.				(25,227)
	(386)		Lincoln National Corp.				(10,001)
	(148)		Loews Corp. *				(5,069)
	(369)		Morgan Stanley				(11,395)
	(371)		Protective Life Corp.				(7,947)
	(492)		Prudential Financial, Inc.				(24,556)
	(595)		Regions Financial Corp.				(3,695)
	(1,103)		SLM Corp. *				(9,618)
	(1,020)		Synovus Financial Corp.				(3,825)
	(1)		Vornado Realty Trust				(64)
	(33)		Washington Federal, Inc.				(556)
	(371)		XL Capital Ltd. (Class A)				(6,478)
							(195,406)

Industrial: (1.0)%
	(97)		BE Aerospace, Inc. *				(1,954)
	(473)		Boeing Co.				(25,613)
	(116)		Energizer Holdings, Inc. *				(7,695)
	(47)		Itron, Inc. *				(3,015)
	(1,708)		Manitowoc Co., Inc.				(16,175)
	(173)		Owens Corning, Inc. *				(3,884)
	(791)		Teekay Corp.				(17,299)
	(191)		TransDigm Group, Inc. *				(9,514)
							(85,149)

Technology: (1.0)%
	(243)		Brocade Communications Systems, Inc. *				(1,910)
	(140)		Citrix Systems, Inc. *				(5,492)
	(246)		Cypress Semiconductor Corp. *				(2,541)
	(374)		Fiserv, Inc. *				(18,027)
	(1,263)		Nuance Communications, Inc. *				(18,894)
	(1,327)		Rambus, Inc. *				(23,090)
	(465)		SanDisk Corp. *				(10,090)
							(80,044)

Utilities: (0.5)%
	(1,248)		American Water Works Co., Inc. *				(24,885)
	(132)		Consolidated Edison, Inc.				(5,404)
	(207)		Constellation Energy Group, Inc.				(6,701)
							(36,990)

Total Common Stocks Sold Short
(Proceeds: $861,110)							(941,229)

EXCHANGE TRADED FUNDS: (1.4)%
	(1,160)		iShares MSCI EAFE Index Fund				(63,429)
	(450)		SPDR Trust, Series 1				(47,515)
Total Exchange Traded Funds Sold Short
(Proceeds: $154,571)							(110,944)

Total Securities Sold Short							$ (1,052,173)
(Proceeds: ($1,015,681))

	Number of Contracts					Aggregate Market Value of Contracts	Unrealized Loss
FUTURES CONTRACTS: (2.9)%
	2		10 Year Treasury Note Dec 09			$ (236,656)	$ (2,605)

EUR	Euro Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $28,109, which represents 0.3% of net assets.

(a)	Securities segregated for securities sold short and futures contracts with a market value of $6,052,418.
(b)	Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).

		Market Value 6/30/09	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Market Value 9/30/09

Affiliates
Market Vectors Agribusiness ETF		$17,397	$19,832	$ -	$ -	$ -	$39,992
Market Vectors Global Alternative Energy ETF		37,134	-	-	-	-	38,979
Total		$54,531	$19,832	$ -	$ -	$ -	$78,971

The aggregate cost of investments owned for Federal income tax purposes is $7,454,975 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation							$600,931
Gross Unrealized Depreciation							(618,010)
Net Unrealized Depreciation							($17,079)

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:
					Level 2	Level 3
				Level 1	Significant	Significant	Fair Value
				Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Long Positions
Common Stocks:
Basic Materials				$11,677	$ -	$ -	$11,677
Communications				176,203	-	-	176,203
Consumer, Cyclical				75,590	-	-	75,590
Consumer, Non-cyclical				203,864	-	-	203,864
Energy				105,646	-	-	105,646
Financial				212,510	28,109	-	240,619
Industrial				90,907	-	-	90,907
Technology				31,770	-	-	31,770
Utilities				46,995	-	-	46,995
Closed End Funds				302,498	-	-	302,498
Corporate Bond				24,450	-	-	24,450
Exchange Traded Funds				1,370,622	-	-	1,370,622
Exchange Traded Partnerships				43,640	-	-	43,640
Open End Funds				3,327,937	-	-	3,327,937
Money Market Fund				2,397,083	-	-	2,397,083
Total				$8,421,392	$ 28,109	$ -	$8,449,501

					Level 2	Level 3
				Level 1	Significant	Significant	Fair Value
				Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Short Positions*				$1,052,173	$ -	$ -	$1,052,173

* See Schedule of Investments for security type and industry sector breakouts

See Note to Schedules of Investments

Worldwide Multi-Manager Alternatives Fund
Note to Schedule of Investments
September 30, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.
In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

 ITEM 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days   of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under   the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Multi-Managers Alternatives Fund.
By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Multi-Manager Alternatives Fund

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. Van Eck, Chief Executive Officer, Worldwide Multi-Manager Alternatives Fund
Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Multi-Manager Alternatives Fund

Date: November 30, 2009